Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Total	Common stock [Member]	Repurchased shares [Member]	Legal reserve [Member]	Reserve for repurchase of shares [Member]	Retained earnings [Member]	Foreign currency translation reserve [Member]	Remeasurements of employee benefits-net of tax [Member]	Total equity attributable to controlling interest [Member]	Non-controlling interest [Member]
Beginning balance at Dec. 31, 2014	$ 21,285,891	$ 13,937,322	$ (1,733,374)	$ 735,491	$ 2,133,374	$ 6,213,078			$ 21,285,891
Beginning balance, shares at Dec. 31, 2014		561,000,000
Transfer of earnings to legal reserve (Note 19.h)				105,252		(105,252)
Dividends declared and paid	(1,744,911)					(1,744,911)			(1,744,911)
Capital distribution	(1,408,542)	$ (1,408,542)							(1,408,542)
Reserve for repurchase of shares					450,000	(450,000)
Business combinations non-controlling interest (Note 20)	852,825									$ 852,825
Dividends declared and paid non-controlling interest (Note 20)	(82,391)									(82,391)
Comprehensive income:
Profit of the year	2,770,777					2,726,020			2,726,020	44,757
Other comprehensive income for the year	482,394						$ 415,493		415,493	66,901
Total comprehensive income for the year	3,253,171					2,726,020	415,493		3,141,513	111,658
Ending balance at Dec. 31, 2015	22,156,043	$ 12,528,780	(1,733,374)	840,743	2,583,374	6,638,935	415,493		21,273,951	882,092
Ending balance, shares at Dec. 31, 2015		561,000,000
Transfer of earnings to legal reserve (Note 19.h)				120,200		(120,200)
Dividends declared and paid	(2,139,092)					(2,139,092)			(2,139,092)
Capital distribution	(1,750,167)	$ (1,750,167)							(1,750,167)
Reserve for repurchase of shares					100,000	(100,000)
Comprehensive income:
Profit of the year	3,353,559					3,281,884			3,281,884	71,675
Other comprehensive income for the year	784,226						655,666	$ 10,773	666,439	117,787
Total comprehensive income for the year	4,137,785					3,281,884	655,666	10,773	3,948,323	189,462
Ending balance at Dec. 31, 2016	$ 22,404,569	$ 10,778,613	(1,733,374)	960,943	2,683,374	7,561,527	1,071,159	10,773	21,333,015	1,071,554
Ending balance, shares at Dec. 31, 2016	561,000,000	561,000,000
Transfer of earnings to legal reserve (Note 19.h)				158,086		(158,086)
Dividends declared and paid	$ (3,006,292)					(3,006,292)			(3,006,292)
Capital distribution	(1,750,167)	$ (1,750,167)							(1,750,167)
Reserve for repurchase of shares					45,000	(45,000)
Dividends declared and paid non-controlling interest (Note 20)	(73,326)									(73,326)
Comprehensive income:
Profit of the year	4,731,081					4,649,120			4,649,120	81,961
Other comprehensive income for the year	(229,096)						(194,859)	(2,602)	(197,461)	(31,635)
Total comprehensive income for the year	4,501,985					4,649,120	(194,859)	(2,602)	4,451,659	50,326
Ending balance at Dec. 31, 2017	$ 22,076,769	$ 9,028,446	$ (1,733,374)	$ 1,119,029	$ 2,728,374	$ 9,001,269	$ 876,300	$ 8,171	$ 21,028,215	$ 1,048,554
Ending balance, shares at Dec. 31, 2017	561,000,000